Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 95.1%
Australia 8.1%
Australia & New Zealand Banking Group Ltd.	83,280	1,674,566
BHP Group Ltd.	105,483	2,858,874
Commonwealth Bank of Australia	4,639	346,073
National Australia Bank Ltd.	62,715	1,241,987
Sonic Healthcare Ltd.	14,285	415,722
(Cost $5,505,457)		6,537,222
Belgium 0.6%
Solvay SA (Cost $509,585)	3,957	483,088
Denmark 2.9%
AP Moller - Maersk AS "B" (Cost $1,449,626)	864	2,333,143
Finland 1.5%
Nokia Oyj* (Cost $858,344)	220,998	1,216,644
France 11.7%
BNP Paribas SA (a)	54,306	3,467,102
Credit Agricole SA	122,648	1,688,150
Danone SA	8,842	603,827
Engie SA	81,271	1,066,758
Sanofi	13,966	1,342,466
Television Francaise 1	136,335	1,344,442
(Cost $8,199,192)		9,512,745
Germany 7.2%
Beiersdorf AG	3,459	373,502
Brenntag SE	14,110	1,313,640
Deutsche Post AG (Registered)	24,757	1,556,851
Fresenius SE & Co. KGaA	13,754	658,945
HeidelbergCement AG	5,550	414,479
Merck KGaA	7,127	1,546,758
(Cost $4,565,705)		5,864,175
Ireland 0.7%
CRH PLC (Cost $402,816)	12,043	561,206
Italy 0.7%
Snam SpA (Cost $500,522)	95,848	530,827
Japan 26.4%
Astellas Pharma, Inc.	54,900	904,771
Dentsu Group, Inc.	13,100	501,768
ITOCHU Corp.	22,300	650,170
KDDI Corp.	20,100	663,242
Mitsubishi UFJ Financial Group, Inc.	108,800	639,171
Nintendo Co., Ltd.	3,800	1,837,214

Nitto Denko Corp.	8,100	575,744
Otsuka Holdings Co., Ltd.	30,400	1,301,131
Sekisui House Ltd.	76,400	1,605,104
Seven & i Holdings Co., Ltd.	9,800	445,226
Shin-Etsu Chemical Co., Ltd.	6,509	1,094,628
Sony Group Corp.	7,800	865,477
Sumitomo Mitsui Financial Group, Inc.	112,256	3,942,750
Takeda Pharmaceutical Co., Ltd.	29,900	990,579
Tokyo Electron Ltd.	4,100	1,822,936
Toyota Industries Corp.	42,732	3,499,615
(Cost $18,958,752)		21,339,526
Luxembourg 0.3%
ArcelorMittal SA (Cost $270,321)	8,089	245,272
Netherlands 5.5%
Koninklijke Ahold Delhaize NV	72,474	2,410,279
Koninklijke KPN NV	355,820	1,120,384
PostNL NV	77,392	371,063
QIAGEN NV*	10,499	544,040
(Cost $3,560,774)		4,445,766
Singapore 2.4%
Venture Corp., Ltd. (Cost $1,786,229)	147,683	1,944,202
Spain 2.2%
Banco Bilbao Vizcaya Argentaria SA	84,060	552,899
Banco Santander SA	347,664	1,255,241
(Cost $1,518,513)		1,808,140
Sweden 2.0%
Swedish Match AB	41,066	359,646
Telefonaktiebolaget LM Ericsson "B"	109,063	1,228,940
(Cost $1,311,733)		1,588,586
Switzerland 10.6%
Adecco Group AG (Registered)	27,969	1,405,073
Holcim Ltd.	33,624	1,623,936
Novartis AG (Registered)	23,087	1,890,764
Roche Holding AG (Genusschein)	10,116	3,698,422
(Cost $9,556,127)		8,618,195
United Kingdom 12.3%
BAE Systems PLC	88,953	675,038
Barratt Developments PLC	62,414	553,767
British American Tobacco PLC	43,975	1,537,009
Bunzl PLC	22,796	752,219
Ferguson PLC	3,463	481,162
Imperial Brands PLC	57,838	1,212,902
ITV PLC*	240,148	344,107
Kingfisher PLC	149,581	675,635
Persimmon PLC	54,289	1,947,974
Rio Tinto PLC	20,503	1,349,931

Royal Mail PLC	37,567	212,619
Taylor Wimpey PLC	118,479	246,948
(Cost $8,673,681)		9,989,311
Total Common Stocks (Cost $67,627,377)		77,018,048

Preferred Stocks 2.5%
Germany
Henkel AG & Co. KGaA (Cost $2,454,995)	21,700	2,008,277

Securities Lending Collateral 4.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $3,568,830)	3,568,830	3,568,830

Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $1,453,269)	1,453,269	1,453,269

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,104,471)	103.8	84,048,424
Other Assets and Liabilities, Net	(3.8)	(3,064,832)
Net Assets	100.0	80,983,592
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 4.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
—	3,568,830 (d)	—	—	—	11,361	—	3,568,830	3,568,830
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 0.03% (b)
249,295	5,116,657	3,912,683	—	—	129	—	1,453,269	1,453,269
249,295	8,685,487	3,912,683	—	—	11,490	—	5,022,099	5,022,099
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $3,380,529, which is 4.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.

At September 30, 2021 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Financials	14,807,939	19%
Health Care	13,293,598	17%
Industrials	9,750,978	12%
Consumer Discretionary	9,394,520	12%
Materials	9,207,158	12%
Consumer Staples	8,950,668	11%
Information Technology	6,212,722	8%
Communication Services	5,811,157	7%
Utilities	1,597,585	2%
Total	79,026,325	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,537,222	$—	$6,537,222
Belgium	—	483,088	—	483,088
Denmark	—	2,333,143	—	2,333,143
Finland	—	1,216,644	—	1,216,644
France	—	9,512,745	—	9,512,745
Germany	—	5,864,175	—	5,864,175
Ireland	—	561,206	—	561,206
Italy	—	530,827	—	530,827
Japan	—	21,339,526	—	21,339,526
Luxembourg	—	245,272	—	245,272
Netherlands	—	4,445,766	—	4,445,766
Singapore	—	1,944,202	—	1,944,202
Spain	—	1,808,140	—	1,808,140
Sweden	—	1,588,586	—	1,588,586
Switzerland	—	8,618,195	—	8,618,195
United Kingdom	—	9,989,311	—	9,989,311
Preferred Stocks	—	2,008,277	—	2,008,277
Short-Term Investments (a)	5,022,099	—	—	5,022,099
Total	$5,022,099	$79,026,325	$—	$84,048,424
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1cint-PH3
R-080548-1 (1/23)